Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Changes in Accrued Product Warranty Costs	Accrued product warranty costs are included in accrued expenses in the accompanying consolidated balance sheets and the changes for the years ended December 31, 2021 and 2020 are summarized as follows:

	Years ended December 31
	2021	2020

	(Millions of yen)
Balance at beginning of the year	14,300	15,846
Additions	15,687	11,355
Utilization	(11,928)	(10,657)
Other	(1,110)	(2,244)

Balance at end of the year	16,949	14,300